INVENTORIES	12 Months Ended
Dec. 31, 2023
Disclosure of inventories [Abstract]
INVENTORIES	INVENTORIES

	US Dollars
Figures in millions	2023	2022	2021

Raw materials
- ore stockpiles	238	225	217
- heap-leach inventory	14	10	6
Work in progress
- metals in process	51	66	49
- gold concentrate in process	1	—	—
Finished goods
- gold doré/bullion	64	51	29
- by-products	—	2	1
- gold concentrate	5	—	—
Total metal inventories	373	354	302
Mine operating supplies	456	419	401
	829	773	703
(1)The amount of the write down of ore stockpiles, heap-leach inventory, work in process, finished goods and mine operating supplies to net realisable value, and recognised as an expense in cost of sales is $6m (2022: $12m; 2021: $13m).

Significant accounting judgements and estimates
Stockpiles and metals in process
Costs that are incurred in or benefit the production process are accumulated in stockpiles and metals in process values. Net realisable value tests are performed at least annually and represent the estimated future sales price of the product, based on prevailing and long-term metals prices, less estimated costs to complete production and bring the product to sale.
Surface and underground stockpiles and metals in process are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained ounces based on assay data, and the estimated recovery percentage based on the expected processing method. Stockpile ore tonnages are verified by periodic surveys.
Although the quantities of recoverable metal are reconciled by comparing the grades of ore to the quantities of metals actually recovered
(metallurgical balancing), the nature of the process inherently limits the ability to precisely monitor recoverability levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time.
Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realisable value are accounted for on a prospective basis.

Accounting policies
Inventories are valued at the lower of cost and net realisable value after appropriate allowances for redundant and obsolete items. Cost is determined on the following bases:
•metals in process are valued at the average total production cost at the relevant stage of production;
•gold doré/bullion is valued on an average total production cost method;
•ore stockpiles are valued at the average moving cost of mining and stockpiling the ore. Stockpiles are classified as a non-current asset where the stockpile exceeds current processing capacity;
•by-products, which include silver and sulphuric acid, are valued using an average total production cost method;
•mine operating supplies are valued at average cost; and
•heap leach pad materials are measured on an average total production cost basis.
A portion of the related depreciation, depletion and amortisation charge is included in the cost of inventory. Inventory write downs are included in cost of sales.